RELATED PARTY TRANSACTIONS, Due to Shareholder (Details) - Zhou Kai [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction Due To Related Parties [Abstract]
Proceeds from borrowings	$ 40	$ 30	$ 1,800
Repayment of borrowings	$ 0	$ 1,800	0
Consideration from disposal of other investment			2,000
Payments to related party payables			$ 2,000